UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December, 2000

Check here if Amendment [    ];  Amendment Number:  __________
This Amendment (Check only one):	[    ] is a restatement.
					[    ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Bush O'Donnell Investment Advisors, Inc.
Address:	101 S. Hanley Road, Suite 1260
		St. Louis, MO 63105

Form 13F File Number:  28-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark J. Reed
Title:	Senior Vice President
Phone:	(314) 727-4555

Signature, Place, and Date of Signing:


Mark J. Reed		 	St. Louis, MO		February 7, 2000
  [Signature]			 [City, State]			[Date]

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name

	28-______________		_________________________________
	[Repeat as necessary]

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:		$167,593
						(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.		Form 13F File Number		Name

___		28-_____________		___________________________


Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion
	Managers	Sole	Shared	None
AMERICAN HOME PRODUCTS	COM	026609107	407	SH 6400		SOLE			 	6400
AMERICAN INTL GROUP	COM	0268741074 407	SH	4132		SOLE				4132
ANHUESER BUSCH CO	COM	035229103	1365	SH	30000		SOLE				30000
BANKAMERICA CORP	COM	060505104	354	SH	7714		SOLE				7714
BAKER HUGHES INC COM 057224107 4156 SH 100000  SOLE    100000
BERKSHIRE HATHAWAY CL A	COM	084670108	8662	SH	122		SOLE				122
BERKSHIRE HATHAWAY CL B	COM	084670207	906	SH	385		SOLE				385
BRISTOL MYERS SQUIBB CO	COM	110122108	16063	SH	217255 SOLE				217255
CISCO SYSTEMS INC COM 17275R102 290 SH 7600  SOLE    7600
CITIGROUP INC COM 172967101 378 SH 7393  SOLE    7393
COLGATE PALMOLIVE CO	COM	194162103	12236	SH	189553		SOLE				189553
EMERSON ELECTRIC CO	COM	291011104	11551	SH	146565		SOLE				146565
EXXON MOBIL CORP	COM	30231G102	4574	SH	52616		SOLE				52616
FIRST PFD CAP TR II PFD 33611H203 540 SH 20000  SOLE    20000
GAP INC	COM	364760108	935	SH	36674		SOLE				36674
GENERAL ELECTRIC CO	COM	369604103	8543	SH	178205		SOLE				178205
GILLETTE CO	COM	375766102	8516	SH	235725		SOLE				235725
HOME DEPOT CO	COM	437076102	891	SH	19500		SOLE				19500
INTEL CORP	COM	458140100	1038 SH	34520		SOLE				34520
JOHNSON & JOHNSON CO.	COM	478160104	12243	SH	116530		SOLE				116530
MBIA INC	COM	55262C100	9224	SH	124441		SOLE				124441
MCDONALDS CORP	COM	580135101	7470	SH	219710		SOLE				219710
MERCK & CO INC	COM	589331107	13370	SH	142805		SOLE				142805
MISS VALLEY BKSHS	COM	605720101	1260	SH	42900		SOLE				42900
MORGAN STANLEY DEAN WITT COM 617446448 392 SH 4950  SOLE    4950
PEPSICO INC	COM	713448108	9110	SH	183815		SOLE				183815
PFIZER INC	COM 717081103	437	SH	9500		SOLE				9500
SBC COMMUNICATIONS	COM	78387G103	427	SH	8946		SOLE				8946
SCHERING PLOUGH CORP	COM	806605101	2674	SH	47124		SOLE				47124
SIGMA ALDRICH CORP COM 826552101 4503 SH 114540  SOLE    114540
S&P DEP RECPT SPIDERS 78462F103 901 SH 6865   SOLE    6865
WAL MART STORES	COM	931142103	10703	SH	201466		SOLE				201466
WALGREEN CO	COM	931422109 10944	SH	261725		SOLE				261725
WORLDCOM INC COM 981570106 2122 SH 150870  SOLE    150870